Business combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The purchase price allocation for the acquisition has been determined as follows:

Amount
Net assets	$(890)
Technology	3,347
Customer relationship	177
Goodwill	17,366
Total	$20,000

Summary of Identifiable Intangible Assets Acquired
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	US$ thousands	In years
Core technology	3,347	7
Customer relationship	177	10
Total identifiable intangible assets	$3,524